INCOME TAXES (Narrative) (Details)	12 Months Ended							0 Months Ended	12 Months Ended								72 Months Ended	12 Months Ended						24 Months Ended	36 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011	Jun. 28, 2013 Term Loan [Member] USD ($)	Dec. 31, 2013 ICBC Loan [Member] USD ($)	Dec. 31, 2013 ICBC Loan [Member] CNY	Jun. 28, 2013 ICBC Loan [Member] USD ($)	Sep. 26, 2011 Motel 168 [Member] Term Loan [Member] USD ($)	Dec. 31, 2013 Cayman Islands [Member] The Company [Member] CNY	Dec. 31, 2013 Hong Kong [Member] Subsidiaries [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2009 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] Subsidiaries [Member]	Dec. 31, 2010 PRC [Member] Subsidiaries [Member] CNY	Dec. 31, 2009 PRC [Member] Subsidiaries [Member] CNY	Dec. 31, 2007 PRC [Member] Subsidiaries [Member]	Dec. 31, 2013 PRC [Member] Subsidiaries [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] Before 2008 [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] 2008 [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] 2009 [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] 2010 [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] 2011 [Member]	Dec. 31, 2013 PRC [Member] Five Subsidiaries [Member] 2012 [Member]	Dec. 31, 2013 PRC [Member] Suzhou Hengchuang Software Co., Ltd. [Member]	Dec. 31, 2016 PRC [Member] Suzhou Hengchuang Software Co., Ltd. [Member]
Income Taxes [Line Items]
Withholding tax									0
Income/(profit) tax rate	25.00%	25.00%	25.00%							16.50%						33.00%	25.00%		18.00%	20.00%	22.00%	24.00%	25.00%
Hong Kong profit tax provided										0
Preferential income tax rate																		15.00%							12.50%
Income tax exemption period from first profitable year																								2 years
Preferential income tax period																									3 years
General withholding tax rate													10.00%
Special withholding tax rate for jurisdictions signed tax treaties with PRC													5.00%
Dividend declared by PRC subsidiaries														0	0
Deferred tax liability											0	0
Credit facility, maximum borrowing capacity								240,000,000
Loan facility period								4 years
Outstanding balance of term loan	713,337,000	747,975,000		117,000,000	117,800,000	713,300,000	117,000,000
Relevant deferred tax liability in connection with cumulative distributable earnings	52,155,000	29,439,000
Tax loss carry forward	902,341,000
Tax loss carry forward, maximum period	5 years
Tax loss carry forward, expiration period	on or before January 1, 2019
Valuation allowance	179,257,000	222,982,000